Consolidated Statements of Changes in Stockholders’ Equity - EUR (€) € in Millions	Total	Series B	Share capital		Share capital Series B	[1]	Capital reserve		Capital reserve Series B	[1]	Treasury shares		Treasury shares Series B	[1]	Retained earnings / (accumulated losses)	Other reserves [2]	Total	Total Series B	Non-controlling interest
Equity at beginning of period at Dec. 31, 2018	€ 267.0		€ 193.3	[1]			€ 344.1	[1]			€ 0.0	[1]			€ 245.7	€ 25.5	€ 266.2		€ 0.8
Profit / (loss) for the period	(179.2)														(179.1)		(179.1)		(0.1)
Other comprehensive income / (loss) for the period, net of tax	0.1															0.1	0.1
Comprehensive income / (loss) for the period, net of tax	(179.1)														(179.1)	0.1	(179.0)		(0.1)
Issuance of share capital	49.9	€ 198.9	8.1	[1]	€ 18.0		41.8	[1]	€ 186.4				€ (5.5)				49.9	€ 198.9
Capital increase initial public offering (referred to as IPO)	143.2		10.5	[1]			132.7	[1]									143.2
Acquisition of non-controlling interest	0.0		2.4	[1]			(1.7)	[1]									0.7		(0.7)
Transaction costs	(16.6)						(16.6)	[1]									(16.6)
Share-based payments	30.2															30.2	30.2
Equity at end of period at Dec. 31, 2019	493.5		232.3	[1]			686.7	[1]			(5.5)	[1]			(424.8)	4.8	493.5		0.0
Profit / (loss) for the period	15.2														15.2		15.2
Other comprehensive income / (loss) for the period, net of tax	(11.4)															(11.4)	(11.4)
Comprehensive income / (loss) for the period, net of tax	3.8														15.2	(11.4)	3.8
Transaction costs	(33.2)						(33.2)	[1]									(33.2)
Share-based payments	32.0															32.0	32.0
Issuance of share capital and treasury shares	875.7		14.0	[1]			861.0	[1]			0.7	[1]					875.7
Issuance of treasury shares			14.0				861.0				0.7
Equity at end of period at Dec. 31, 2020	1,371.8		246.3	[1]			1,514.5	[1]			(4.8)	[1]			(409.6)	25.4	1,371.8		0.0
Profit / (loss) for the period	10,292.5														10,292.5		10,292.5
Other comprehensive income / (loss) for the period, net of tax	8.7															8.7	8.7
Comprehensive income / (loss) for the period, net of tax	10,301.2														10,292.5	8.7	10,301.2
Transaction costs	(2.7)						(2.7)	[1]									(2.7)
Share-based payments	59.8															59.8	59.8
Issuance of treasury shares	163.6						162.6	[1]			1.0	[1]					163.6
Equity at end of period at Dec. 31, 2021	€ 11,893.7		€ 246.3	[1]			€ 1,674.4	[1]			€ (3.8)	[1]			€ 9,882.9	€ 93.9	€ 11,893.7		€ 0.0

[1]	Capital increase due to 1:18 share split occurred on September 18, 2019. Retroactive effect is reflected in number of shares which relate to the period before the share split.
[2]	Includes foreign currency translation reserve which was presented separately in prior periods.